Ecofin Tax-Exempt Private Credit Fund, Inc.
Schedule of Investments December 31, 2023 (Unaudited)

	Principal Amount	Fair Value
Corporate Notes - 3.0%(1)
MBS SPV I LLC
6.000%, 03/01/2026 (2)
(Cost $4,000,000)	$4,000,000	$3,702,058

Municipal Bonds - 92.5%(1)
Arizona - 19.1% (1)
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
6.400%, 02/01/2026 (2)(4)	21,660,000	19,756,352
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
9.650%, 02/01/2026 (2)(4)	3,095,000	2,685,731
Maricopa County Industrial Development Authority
(Obligor: New Learning Ventures)
6.750%, 07/01/2033 (2)	944,000	883,381
		23,325,464
Colorado - 4.2% (1)
Colorado Educational & Cultural Facilities Authority
(Obligor: Ability Connection Colorado)
7.500%, 12/15/2030 (2)	5,350,000	5,210,798
Florida - 24.6% (1)
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 A)
0.000%, 11/15/2025 (2)(3)(4)(6)	8,250,000	5,930,686
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 B)
0.000%, 11/15/2025 (2)(3)(4)(6)	550,000	395,379
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series A)
0.000%, 11/15/2025 (2)(3)(4)(6)	8,425,000	5,573,948
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series B)
0.000%, 11/15/2025 (2)(3)(4)(6)	485,000	320,874
Florida Development Finance Corp.
(Obligor: Academir Charter School)
7.000%, 08/01/2032 (2)	2,700,000	2,698,183
Florida Development Finance Corp.
(Obligor: The Athenian Academy)
4.880%, 07/01/2049 (2)(5)	15,925,000	15,128,750
		30,047,820
New Hampshire - 4.0% (1)
New Hampshire Business Finance Authority
(Obligor: Baldwin Senior Living)
10.000%, 04/01/2029 (2)	5,215,000	4,909,442
Ohio - 0.5% (1)
County of Shelby, Ohio
(Obligor: SLF Sidney LLC)
8.000%, 04/15/2055 (2)	660,000	631,627
Pennsylvania - 1.7% (1)
Pennsylvania Economic Development Financing Authority
(Obligor: Earthcare Bethel LLC)
8.500%, 12/01/2039 (2)	2,025,000	2,041,912
South Carolina - 0.5% (1)
South Carolina Jobs-Economic Development Authority
(Obligor: Libertas Boiling Springs)
7.500%, 03/15/2030 (2)	435,000	418,756
South Carolina Jobs-Economic Development Authority
(Obligor: Belton Preparatory Academy)
7.600%, 03/15/2033 (2)	195,000	185,488
		604,244
Texas - 4.5% (1)
New Hope Cultural Education Facilities Finance Corp.
(Obligor: Bridgemoor Senior Living)
6.550%, 12/31/2030 (2)(6)	5,000,000	3,229,500
New Hope Cultural Education Facilities Finance Corp.
(Obligor: Bridgemoor Senior Living)
0.000%, 12/31/2030 (2)(3)(6)	1,545,834	745,711
		3,975,211
Wisconsin - 33.4% (1)
Public Finance Authority
(Obligor: Landings of Douglas — Series C)
0.000%, 06/30/2024 (2)(3)(4)(6)	1,255,000	521,007
Public Finance Authority
(Obligor: Landings of Douglas - Series D)
0.000%, 06/30/2024 (2)(3)(4)(6)	75,000	29,283
Public Finance Authority
(Obligor: Landings of Columbus — Series C)
0.000%, 06/30/2024 (2)(3)(4)(6)	1,055,000	404,059
Public Finance Authority
(Obligor: Landings of Columbus - Series D)
0.000%, 06/30/2024 (2)(3)(4)(6)	80,000	30,640
Public Finance Authority
(Obligor: Gardens of Waterford — Series C)
0.000%, 06/30/2024 (2)(3)(4)(6)	1,185,000	462,674
Public Finance Authority
(Obligor: Gardens of Waterford - Series D)
0.000%, 06/30/2024 (2)(3)(4)(6)	75,000	31,136
Public Finance Authority
(Obligor: Gardens of Rome — Series C)
0.000%, 06/30/2024 (2)(3)(4)(6)	1,630,000	654,137
Public Finance Authority
(Obligor: Gardens of Rome - Series D)
0.000%, 06/30/2024 (2)(3)(4)(6)	70,000	28,092
Public Finance Authority
(Obligor: Gardens of Savannah — Series C)
0.000%, 06/30/2024 (2)(3)(4)(6)	1,065,000	421,222
Public Finance Authority
(Obligor: Gardens of Savannah - Series D)
0.000%, 06/30/2024 (2)(3)(4)(6)	80,000	31,641
Public Finance Authority
(Obligor: Montage Living Obligation Group)
0.000%, 02/01/2024 (2)(3)(4)(6)	10,980,000	6,917,400
Public Finance Authority
(Obligor: Montage Living Obligation Group)
0.000%, 02/01/2024 (2)(3)(4)(6)	5,060,000	3,187,800
Public Finance Authority
(Obligor: Montage Living Obligation Group)
0.000%, 02/01/2024 (2)(3)(4)(6)	5,520,000	3,477,600
Public Finance Authority
(Obligor: Gardens of Montgomery — Series A)
0.000%, 01/01/2029 (2)(3)(4)(6)	1,610,000	639,186
Public Finance Authority
(Obligor: Gardens of Montgomery — Series B)
0.000%, 01/01/2029 (2)(3)(4)(6)	29,000	11,513
Public Finance Authority
(Obligor: Landings of Montgomery — Series C)
0.000%, 01/01/2029 (2)(3)(4)(6)	1,955,000	776,154
Public Finance Authority
(Obligor: Landings of Montgomery - Series D)
0.000%, 01/01/2029 (2)(3)(4)(6)	65,000	25,806
Public Finance Authority
(Obligor: Vonore Fiber Products)
7.500%, 06/01/2029 (2)	10,520,000	10,264,752
Public Finance Authority
(Obligor: Telra Institute)
7.700%, 09/01/2031 (2)	2,937,000	2,746,485
Public Finance Authority
(Obligor: Telra Institute)
7.700%, 09/01/2031 (2)	468,000	437,759
Public Finance Authority
(Obligor: Aspire Trade High School)
7.625%, 12/01/2057 (2)	2,590,000	2,488,392
Public Finance Authority
(Obligor: Genesis Christian Academy)
7.625%, 02/01/2033	4,970,000	4,744,279
Public Finance Authority
(Obligor: Northwest Ohio Classical Academy)
6.875%, 03/30/2052 (2)	1,875,000	1,735,841
Public Finance Authority
(Obligor: The Excel Academy)
7.600%, 01/15/2033 (2)	740,000	710,374
		40,777,232
Total Municipal Bonds
(Cost $135,931,794)		111,523,750

Private Loans - 1.6%(1)
CHAMP. DAVIE H.S.
0.000%, 01/31/2024 (3)(4)(6)	500,000	330,798
Regional Housing & Community Note
7.500%, 01/13/2024 (6)	1,551,565	1,551,565
Total Private Loans
(Cost $2,051,566)		1,882,363

Mortgage Backed Securities - 0.0%(1)
JP Morgan Wealth Management 2020-ATR1 A-4
3.000%, 02/25/2050 (2)
(Cost $32,925)	32,548	32,113

Short Term Investments - 0.7% (1)
Money Market Fund - 0.7% (1)
First American Government Obligations Fund Class X, 5.276% (7)
(Cost $820,115)	820,115	820,115

Total Investments - 97.8% (1)
(Cost $142,836,400)		117,960,399
Other Assets in Excess of Liabilities, Net - 2.2%(1)		4,227,134
Total Net Assets - 100.0%(1)		$122,187,533

(1)	Calculated as a percentage of net assets.
(2)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other
“qualified institutional buyers.” With the exception of securities in default or forbearance, these securities are determined to be liquid by the Adviser. As of December 31, 2023, the value of these investments were
110,513,642 or 90.4% of total net assets.

(3)	Non-income producing security.
(4)	Security in default at December 31, 2023, the value of these investments were $52,643,118 or 43.1% of total net assets.
(5)	Security in forebearance at December 31, 2023.
(6)	Value determined using significant unobservable inputs. See Note 2 to the September 30, 2023 financial statements for further disclosure.
(7)	Seven-day yield as of December 31, 2023.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Municipal Bonds —Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors. The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
Corporate Note	$-	$3,702,058	$-	$3,702,058
Municipal Bonds	-	77,678,302	33,845,448	111,523,750
Private Loans	-	-	1,882,363	1,882,363
Mortgage Backed Security	-	32,113	-	32,113
Short Term Investments	820,115	-	-	820,115
Total Investments	$820,115	$81,412,473	$35,727,811	$117,960,399

The following tables present assets measured at fair value on a reoccurring basis using significant unobservable inputs (Level 3) for the period ended December 31, 2023:

			Private Loans	Municipal Bonds
Balance - beginning of period			$2,020,086	$33,337,914
Transfers into Level 3 (1)			-	-
Purchases			195,000	500,000
Sales			(332,723)	-
Accretion/(Amortization)			-	59,247
Net realized gain (loss)			-	(1,100,000)
Net change in unrealized appreciation/depreciation (1)			-	1,048,287
Balance - end of period			$1,882,363	$33,845,448
Net change in unrealized depreciation from investments still held as of 12/31/2023			$-	$(52,387)

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2023, the Fund recognized no transfers between levels.

Refer to the Schedule of Investments for further information on the classification of investments.